Loans and advances to banks (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Loans and advances to banks [Abstract]
Repurchase agreements		R$ 21,045,591	R$ 85,178,146
Loans to financial institutions		11,207,614	9,667,388
Impairment of loans and advances		(5,481)	(7,398)
Total	[1]	R$ 32,247,724	R$ 94,838,136

[1]	Amounts of loans and receivables are presented net of the provision for impairment losses.